CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 1,892	$ 5,682
Goodwill and intangible assets	16,270	35,269
Deferred tax assets	1,975	4,218
Derivative financial instruments	178	128
Other assets	79	139
Total non-current assets	20,394	45,436
Current assets
Inventories	19,933	22,503
Trade and other receivables	13,901	15,753
Income tax receivable	1,516	1,834
Cash and cash equivalents	3,691	6,578
Total current assets	39,041	46,668
TOTAL ASSETS	59,435	92,104
Equity attributable to the equity holders of the parent
Share capital	1,972	1,963
Share premium	46,619	46,458
Treasury shares	(24,922)	(24,922)
Accumulated deficit	(48,644)	(26,695)
Translation reserve	(5,706)	(5,775)
Equity component of convertible note	6,709	6,709
Other reserves	23	86
Total deficit	(23,949)	(2,176)
Current liabilities
Income tax payable	279	28
Trade and other payables	12,802	15,375
Provisions	50	50
Exchangeable notes and other borrowings	210	210
Lease liabilities	1,694	1,676
Total current liabilities	15,035	17,339
Non-current liabilities
Senior secured term loan	40,109	44,301
Derivative financial liability	526	1,569
Convertible Note	14,542	13,746
Lease liabilities	10,872	12,267
Deferred tax liabilities	2,300	5,058
Total non-current liabilities	68,349	76,941
TOTAL LIABILITIES	83,384	94,280
TOTAL EQUITY AND LIABILITIES	$ 59,435	$ 92,104